PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Unfunded Pension (Details) - The company - Unfunded Pension - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Employer's contribution	Rp 52	Rp 50
Pre retirement employees inactiveness period	6 months
Retirement age	56 years